INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Income (loss) before income taxes	R$ 15,859,027	R$ 20,272,568	R$ 3,495,678
Statutory tax rates	34.00%	34.00%	34.00%
Income and social contribution taxes at statutory rates	R$ (5,392,069)	R$ (6,892,673)	R$ (1,188,531)
Tax adjustment with respect to:
Difference in tax rates in foreign companies	66,851	403,431	530,715
Equity in earnings of unconsolidated companies	391,621	191,474	51,873
Interest on equity	566,740	406,022	98,739
Interests on tax lawsuits	20,442	551,624
Tax credits and incentives	36,779	112,521	31,800
Deferred tax assets not recognized / Realization, net	58,402	482,497	(587,917)
Other permanent differences, net	(128,241)	31,474	(44,303)
Income and social contribution taxes	(4,379,475)	(4,713,630)	(1,107,624)
Current	(3,709,414)	(4,306,223)	(908,051)
Deferred	R$ (670,061)	R$ (407,407)	R$ (199,573)
Income taxes
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Statutory tax rates	25.00%	25.00%	25.00%
Social contribution taxes
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Statutory tax rates	9.00%	9.00%	9.00%
Foreign subsidiaries | Minimum
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Foreign tax rate	23.00%	23.00%	23.00%
Foreign subsidiaries | Maximum
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Foreign tax rate	35.00%	35.00%	35.00%
Foreign subsidiaries with mainly financial activities
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Foreign tax rate	0.00%	0.00%	0.00%